SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011	Dec. 31, 2015
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards	$ 156	$ 413	$ 522
Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility	57.50%
Dividend yield	10.00%
Risk-free interest rate	1.64%
Weighted-average grant date fair value (in dollars per share)	$ 0.59
Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility	52.50%
Dividend yield	10.00%
Risk-free interest rate	1.65%
Weighted-average grant date fair value (in dollars per share)	$ 0.58
2011 Equity Incentive Plan [Member]
Share-based Compensation [Abstract]
Granted (in shares)	92,165			400,000
Shares available for future issuance (in shares)					137,665
Granted during the year (in dollars per share)	$ 14.38
Common shares vested (in shares)	87,665
Treasury shares (in shares)	42,000	22,000
Total compensation cost for the period	$ 100	$ 400	$ 500
2011 Equity Incentive Plan [Member] | Employees [Member]
Share-based Compensation [Abstract]
Forfeiture shares (in shares)	20,000
Amended 2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Shares available for future issuance (in shares)	1,000,000
Stock option exercise price (in dollars per share)	$ 4.70
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards	$ 100
Unrecognized cost related to non-vested stock options	$ 500
Average vesting period	2 years 1 month 6 days
Amended 2011 Equity Incentive Plan [Member] | Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)	755,000
Vesting period	2 years
Amended 2011 Equity Incentive Plan [Member] | Options with Three Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)	234,000
Vesting period	3 years